Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Each Strategy of Notional Amount and Fair Value Adjustments of Hedge Instruments and Carrying Amount of Hedged Item

The tables below present, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the carrying amount of the hedged item:

	12/31/2017			12/31/2016
Strategies	Hedge instruments		Hedged item	Hedge instruments		Hedged item
	Notional amount	Fair value adjustments	Carrying value	Notional amount	Fair value adjustments	Carrying value
Hedge of deposits and repurchase agreements	62,667	(32)	62,667	83,068	(8)	83,580
Hedge of syndicated loan (Cash flow)	—	—	—	6,844	(46)	6,844
Hedge of highly probable forecast transactions	232	2	219	—	—	—
Hedge of net investment in foreign operations (*)	22,701	49	13,074	21,449	221	12,330
Hedge of loan operations (Market risk)	5,977	52	5,977	2,692	(91)	2,692
Hedge of loan operations (Cash flow)	1,124	14	1,124	1,121	15	1,121
Hedge of funding (Market risk)	12,157	(114)	12,157	8,659	9	8,659
Hedge of funding (Cash flow)	6,444	(16)	6,444	4,273	(22)	4,273
Hedge of syndicated loan (Market risk)	794	0	794	—	—	—
Hedge of assets transactions	23,919	2	23,490	24,168	312	26,495
Hedge of Asset-backed securities under repurchase agreements	31,855	11	31,099	2,546	24	2,524
Hedge of assets denominated in UF	15,227	(28)	15,227	13,147	(20)	13,147
Hedge of available-for-sale securities	482	34	482	472	(14)	472

Total	183,579	(26)	172,754	168,439	380	162,137

(*)	Hedge instruments include the overhedge rate of 44.65% regarding taxes.

Breakdown by Maturity of Hedging Strategies

The table below shows the breakdown by maturity of the hedging strategies:

Strategies	12/31/2017
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	31,471	11,205	6,210	12,125	—	1,656	—	62,667
Hedge of highly probable forecast transactions	162	70	—	—	—	—	—	232
Hedge of net investment in foreign operations (*)	22,701	—	—	—	—	—	—	22,701
Hedge of loan operations (Market risk)	268	143	628	1,502	1,335	642	1,459	5,977
Hedge of loan operations (Cash flow)	—	—	27	157	75	865	—	1,124
Hedge of funding (Market risk)	2,399	3,669	799	218	348	2,099	2,625	12,157
Hedge of funding (Cash flow)	1,646	749	1,026	884	525	1,614	—	6,444
Hedge of syndicated loan (Market risk)	794	—	—	—	—	—	—	794
Hedge of assets transactions	16,726	5,940	—	1,253	—	—	—	23,919
Hedge of Asset-backed securities under repurchase agreements	251	25,209	3,956	1,349	—	1,090	—	31,855
Hedge of assets denominated in UF	12,352	2,822	—	53	—	—	—	15,227
Hedge of available-for-sale securities	—	—	223	—	—	259	—	482

Total	88,770	49,807	12,869	17,541	2,283	8,225	4,084	183,579

(*)	Classified as current, since instruments are frequently renewed.

	12/31/2016
Strategies	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	32,132	28,616	10,188	5,646	6,070	416	—	83,068
Hedge of syndicated loan (Cash flow)	6,844	—	—	—	—	—	—	6,844
Hedge of net investment in foreign operations (*)	21,449	—	—	—	—	—	—	21,449
Hedge of loan operations (Cash flow)	123	—	—	24	141	833	—	1,121
Hedge of assets transactions	4,627	13,719	4,890	—	932	—	—	24,168
Hedge of assets denominated in UF	8,940	2,598	1,558	—	51	—	—	13,147
Hedge of funding (Cash flow)	121	1,485	73	536	774	1,284	—	4,273
Hedge of Asset-backed securities under repurchase agreements	—	—	1,465	918	163	—	—	2,546
Hedge of loan operations (Market risk)	189	422	63	29	93	335	1,561	2,692
Hedge of available-for-sale securities	—	—	—	218	—	254	—	472
Hedge of funding (Market risk)	1,266	2,460	3,433	701	72	488	239	8,659

Total	75,691	49,300	21,670	8,072	8,296	3,610	1,800	168,439

(*)	Classified as current, since instruments are frequently renewed.

Cash flow hedges [member]
Schedule of Gains (or Losses) of Effective and Ineffective of Strategies of Hedge

Following we present gains (or losses) of the effective and ineffective of the strategies of cash flow hedge.

	12/31/2017		12/31/2016
Hedge instruments	Accumulated effective portion	Ineffective portion	Accumulated effective portion	Ineffective portion
Interest rate futures	(2,127)	152	(2,051)	10
Foreign exchange option	(6)	—	—	—
Interest rate swap	(31)	7	(27)	(2)

Total	(2,164)	159	(2,078)	8

Hedges of net investment in foreign operations [member]
Schedule of Gains (or Losses) of Effective and Ineffective of Strategies of Hedge

Following we present gains (or losses) of the effective and ineffective of the strategies of Hedge of net investment in foreign operations:

	12/31/2017		12/31/2016
Hedge instrument	Accumulated effective portion	Ineffective portion	Accumulated effective portion	Ineffective portion
DDI futures	(7,501)	(41)	(7,490)	(51)
Forward	623	38	683	(48)
NDF	1,411	9	2,312	(35)
Financial assets	(40)	(2)	43	2

Total	(5,507)	5	(4,452)	(132)

Fair value hedges [member]
Schedule of Gains (or Losses) of Effective and Ineffective of Strategies of Hedge

Following we present gains (or losses) of the effective and ineffective portions of the strategies of fair value hedge.

	12/31/2017		12/31/2016
Hedge instrument used	Accumulated effective portion	Ineffective portion	Accumulated effective portion	Ineffective portion
Interest rate swap	105	(6)	(90)	(6)

Total	105	(6)	(90)	(6)